Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 132,325	$ 15,365
Short-term investments	41,393	60,125
Receivable from related party	294	4,700
Unbilled receivable from related party	184	938
Prepaid expenses and other current assets	3,255	905
Total current assets	177,451	82,033
Property and equipment, net	185	142
Right-of-use operating lease assets	615	814
Other assets and restricted cash	1,154	121
Total assets	179,405	83,110
Current liabilities:
Accounts payable	2,610	1,167
Accrued expenses	6,504	6,608
Current portion of deferred revenue—related party	100	100
Current portion of operating lease liabilities	417	350
Total current liabilities	9,631	8,225
Deferred revenue—related party	736	791
Long-term operating lease liabilities	168	438
Total liabilities	10,535	9,454
Commitments and contingencies (Note 16)
Convertible preferred stock; $0.0001 par value per share; authorized shares – none and 33,336,283 at December 31, 2023 and 2022, respectively; issued and outstanding – none and 33,336,282 at December 31, 2023 and 2022, respectively; liquidation preference – none and $121,500 at December 31, 2023 and 2022, respectively	0	118,024
Stockholders' equity/(deficit):
Preferred stock; $0.001 par value per share; authorized shares – 10,000,000 and none at December 31, 2023 and 2022, respectively; issued and outstanding – none at December 31, 2023 and 2022	0	0
Common stock, par value per share—$0.001 and $0.0001 at December 31, 2023 and 2022, respectively; authorized shares – 150,000,000 and 8,722,279 at December 31, 2023 and 2022, respectively; issued and outstanding shares – 14,817,696 and 875,279 at December 31, 2023 and 2022, respectively	15	0
Additional paid-in capital	258,231	1,661
Accumulated deficit	(89,423)	(45,868)
Accumulated other comprehensive income/(loss)	47	(161)
Total stockholders' equity/(deficit)	168,870	(44,368)
Total liabilities, convertible preferred stock and stockholders' equity/(deficit)	$ 179,405	$ 83,110